Leases	12 Months Ended
Mar. 31, 2025
Leases
Leases

6. Leases

The Company has an operating lease for office space and a printer. As of March 31, 2025 and 2024, the following amounts were recorded on the Balance Sheets relating to the Company’s operating lease.

	March 31,
	2025	2024
Right-of-Use Assets
Operating lease assets	¥880	¥6,778
Lease Liabilities
Operating lease liabilities - Current	¥402	¥6,523
Operating lease liabilities - Non-current	479	255

The following table summarizes the contractual maturities of operating lease liabilities as of March 31, 2025:

2026	¥411
2027	155
2028	155
2029	155
2030	25
Thereafter	-
Total lease payments	901
Less amounts representing interest	(20)
Present value of lease payments	881
Less: current portion	(402)
Non-current lease liabilities	¥479

The following table illustrates information regarding the Company’s operating leases as of and for the fiscal years ended March 31, 2025 and 2024:

	March 31,
	2025	2024
Total operating lease cost	¥6,643	¥6,179
Cash paid for amounts included in the measurement of the operating lease liability	¥6,708	¥6,323
Weighted average remaining lease term (years)	3.0	1.1
Weighted average discount rate	1.48%	1.48%

The Company did not have significant sublease income or variable lease costs for the fiscal years ended March 31, 2025, 2024 and 2023.